UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment: [_]; Amendment Number: ____

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:         AT&T Investment Management Corporation ("ATTIMCO")
Address:      295 North Maple Avenue, Room 7202M2
              Basking Ridge, NJ  07920


Form 13F File Number: 28-5552

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lynn Carroll
Title:    Vice President and Chief Operating Officer
Phone:    908-221-2574

Signature, Place, and Date of Signing:

/s/ Lynn Carroll          Basking Ridge, New Jersey         April 30, 2002
____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None